Annual Total Returns (Vanguard REIT Index Fund - ETF Shares ETF) (Vanguard REIT Index Fund, Vanguard REIT Index Fund - ETF Shares)	12 Months Ended
Jan. 31, 2015
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Annual Total Return
2014	30.29%
2013	2.42%
2012	17.67%
2011	8.62%
2010	28.47%
2009	29.74%
2008	(36.98%)
2007	(16.38%)
2006	35.20%
2005	12.00%